Short-Term Borrowings (Details) ¥ in Thousands, $ in Millions																12 Months Ended
	Jun. 29, 2023 CNY (¥)	Jun. 14, 2023 CNY (¥)	May 06, 2023 CNY (¥)	Jun. 23, 2022 CNY (¥)	Jun. 13, 2022 CNY (¥)	May 27, 2022 CNY (¥)	Apr. 13, 2022 CNY (¥)	Feb. 13, 2022 CNY (¥)	Jun. 03, 2021 CNY (¥)	May 28, 2021 CNY (¥)	Jan. 10, 2021 CNY (¥)	Nov. 02, 2020 CNY (¥)	Jun. 12, 2020 CNY (¥)	Jun. 11, 2020 CNY (¥)	May 25, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Apr. 15, 2024 USD ($)	Feb. 07, 2024 USD ($)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2021 CNY (¥)	Mar. 05, 2021 CNY (¥)
Short-Term Borrowings [Line Items]
Credit facility granted																¥ 10,000
Expired date																Jun. 13, 2025
Credit facility	¥ 6,000	¥ 10,000	¥ 50,000	¥ 10,000	¥ 3,000		¥ 4,000	¥ 3,000			¥ 65,000
principal amount loan																¥ 20,000
Interest rate percentage																12.00%
Balance of principal amount																¥ 21,474			¥ 34,823	¥ 10,000	¥ 10,000
Short-Term Debt [Member]
Short-Term Borrowings [Line Items]
Repaid amount									¥ 5,000	¥ 5,000		¥ 5,000	¥ 7,400	¥ 5,000	¥ 2,600
Short-Term Debt [Member] | Loan [Member]
Short-Term Borrowings [Line Items]
Repaid amount						¥ 10,000
Subsequent Event [Member]
Short-Term Borrowings [Line Items]
Loan repaid (in Dollars) | $																		$ 4.0
Forecast [Member]
Short-Term Borrowings [Line Items]
Loan repaid (in Dollars) | $																	$ 3.0
Revolving Credit Facility [Member]
Short-Term Borrowings [Line Items]
Credit facility granted																¥ 10,000
Expired date																Jun. 22, 2024
Credit facility	¥ 4,000
Mr. Lei Zhang [Member]
Short-Term Borrowings [Line Items]
Expired date																Apr. 22, 2021
Beijing Small and Medium Entity Financing Re-guarantee Co., Ltd [Member]
Short-Term Borrowings [Line Items]
Expired date																Jun. 04, 2022